Finacial Liabilities at Fair Value (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 26, 2023 $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 27, 2024 USD ($)
Finacial Liabilities at Fair Value [Line Items]
Financial liability fair value (in Dollars)				$ 69
Derivative Liability, Current (in Dollars)		$ 1,575	$ 1,470
Private Warrants [Member]
Finacial Liabilities at Fair Value [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.28
Derivative Liability, Current (in Dollars)		1,506	1,459
Financial liability [Member]
Finacial Liabilities at Fair Value [Line Items]
Financial liability fair value (in Dollars)		69	11
Derivative Liability, Current (in Dollars)		$ 69	$ 11
December 2024 Private Placement [Member]
Finacial Liabilities at Fair Value [Line Items]
Percentage of pay fees		4.00%	7.00%
Financial liability fair value (in Dollars)		$ 69	$ 11
Ordinary Shares [Member]
Finacial Liabilities at Fair Value [Line Items]
Aggregate purchase (in Shares) | shares	3,031,250
Measurement Input, Risk Free Interest Rate [Member]
Finacial Liabilities at Fair Value [Line Items]
Fair value of private warrants		4.26	4
Measurement Input, Price Volatility [Member]
Finacial Liabilities at Fair Value [Line Items]
Fair value of private warrants		88.61	66.63
Measurement Input, Expected Dividend Rate [Member]
Finacial Liabilities at Fair Value [Line Items]
Fair value of private warrants		0	0
Expected Term of Warrants [Member]
Finacial Liabilities at Fair Value [Line Items]
Fair value of private warrants		2.5	3.5